BNY Mellon Municipal Bond Infrastructure Fund, Inc.
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1%
Alabama — 3.4%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	3,820,000	3,737,092
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,500,000	1,630,716
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,250,000	1,379,635
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A(a)	3.45	11/1/2033	1,000,000	996,351
				7,743,794
Arizona — 7.5%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	7.75	7/1/2050	3,200,000	96,000
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	3,425,000	3,342,338
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2052	2,000,000	2,064,069
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	1,025,000	1,034,777
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	1,905,000	1,908,036
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	5,000,000	5,535,438

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Arizona — 7.5% (continued)
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(b)	5.00	6/15/2054	1,000,000	1,003,851
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS School Projects) Ser. A(b)	5.00	7/1/2046	2,000,000	2,002,108
				16,986,617
Arkansas — 1.6%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	3,500,000	3,720,584
California — 10.5%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	10/1/2032	1,690,000	1,832,114
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	1,000,000	949,602
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	1,000,000	1,012,472
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A(b)	6.38	11/1/2043	2,035,000	2,038,107
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Bapist University) Ser. A(b)	5.00	11/1/2041	1,875,000	1,893,995

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
California — 10.5% (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	1,000,000	1,054,889
Long Beach Bond Finance Authority, Revenue Bonds, Ser. A	5.50	11/15/2037	5,000,000	5,870,366
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2052	1,000,000	1,045,567
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	3,500,000	3,647,013
Tender Option Bond Trust Receipts (Series 2022- XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.12	5/1/2044	4,500,000	4,664,145
				24,008,270
Colorado — 5.9%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000	1,086,412
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	3,000,000	2,753,056
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	1,255,000	1,238,618
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.50	11/15/2053	1,000,000	1,093,591
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,000,000	2,060,855

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Colorado — 5.9% (continued)
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000	1,429,104
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	1,000,000	871,339
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	8.04	8/1/2044	2,455,000	2,848,466
				13,381,441
Connecticut — 1.1%
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2041	1,000,000	1,109,990
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,500,000	1,461,212
				2,571,202
Delaware — .5%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,040,350
Florida — 6.7%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2049	3,425,000	3,714,277
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	1,450,000	1,479,524

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Florida — 6.7% (continued)
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	2,480,000	2,394,663
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	1,250,000	1,284,734
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2049	1,750,000	1,702,276
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,000,000	995,422
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,131,887
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000	1,016,720
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	500,000	503,832
Village Community Development District No. 15, Special Assessment Bonds(b)	5.25	5/1/2054	1,000,000	1,039,089
				15,262,424
Georgia — 4.8%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2042	1,250,000	1,280,213
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,500,000	2,643,939
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	5.00	9/1/2031	1,000,000	1,081,654

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Georgia — 4.8% (continued)
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.43	7/1/2044	3,600,000	3,865,020
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.25	1/1/2059	2,060,000	2,091,961
				10,962,787
Hawaii — .6%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	1,250,000	1,312,380
Illinois — 10.5%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2035	1,500,000	1,528,806
Chicago IL, GO, Ser. A	5.00	1/1/2044	2,000,000	2,033,605
Chicago IL, GO, Refunding, Ser. A	6.00	1/1/2038	2,500,000	2,592,555
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2057	2,000,000	2,092,449
Illinois, GO, Ser. D	5.00	11/1/2027	3,500,000	3,686,740
Illinois, GO, Ser. D	5.00	11/1/2028	2,600,000	2,722,104
Illinois, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	1,400,000	1,596,594
Illinois Finance Authority, Revenue Bonds (Plymouth Place Obligated Group) Ser. A	6.63	5/15/2052	1,000,000	1,081,546

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Illinois — 10.5% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(f)	0.00	12/15/2036	1,400,000	890,366
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,750,000	1,814,312
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.90	6/1/2048	1,625,000	1,583,340
Tender Option Bond Trust Receipts (Series 2024- XF3244), (Chicago O’Hare International Airport, Revenue Bonds (Senior Lien) Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	9.76	1/1/2059	2,100,000	2,295,257
				23,917,674
Indiana — 1.2%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b)	7.00	3/1/2039	1,925,000	906,141
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,000,000	1,081,912
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(b)	5.00	1/1/2054	750,000	769,794
				2,757,847

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Iowa — .6%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(g)	5.00	12/1/2032	1,250,000	1,445,244
Kentucky — 1.9%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	1,000,000	1,008,765
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A(b)	4.70	1/1/2052	1,000,000	1,000,560
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,000,000	1,062,761
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1(a)	4.00	8/1/2030	1,310,000	1,335,379
				4,407,465
Louisiana — 1.4%
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.75	9/1/2064	1,825,000	2,007,804
Louisiana Public Facilities Authority, Revenue Bonds (Impala Warehousing Project)(b)	6.50	7/1/2036	1,000,000	1,000,610
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A(g)	4.00	4/1/2030	115,000	120,664
				3,129,078
Maryland — 4.6%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/2064	650,000	695,207

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Maryland — 4.6% (continued)
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	4,200,000	4,394,757
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Johns Hopkins Health System) (LOC; TD Bank NA) Ser. B(d)	2.70	6/1/2046	2,000,000	2,000,000
Tender Option Bond Trust Receipts (Series 2024- XF1758), (Maryland Stadium Authority, Revenue Bonds) Underlying Coupon Rate 5.00%(b),(d),(e)	9.97	6/1/2054	3,000,000	3,277,198
				10,367,162
Massachusetts — 1.3%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(b)	5.00	10/1/2057	1,000,000	1,000,453
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000	1,057,736
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B	4.50	6/1/2056	1,000,000	999,975
				3,058,164
Michigan — 4.8%
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,000,000	1,046,522
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,500,000	2,479,429
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2049	1,275,000	1,423,122
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	1,000,000	974,556

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Michigan — 4.8% (continued)
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.35	12/1/2034	2,500,000	2,414,115
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(f)	0.00	6/1/2058	41,200,000	1,397,343
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport) (Insured; Build America Mutual) Ser. B	5.00	12/1/2039	1,250,000	1,250,759
				10,985,846
Minnesota — 2.2%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	2,000,000	2,035,960
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. A	4.00	1/1/2054	3,000,000	2,964,371
				5,000,331
Missouri — 2.7%
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	4.70	11/1/2054	995,000	1,013,671
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2049	1,000,000	1,002,790

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Missouri — 2.7% (continued)
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village Sunset Hills)	5.00	9/1/2042	1,000,000	1,000,045
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	2.94	12/1/2053	3,000,000	3,010,510
				6,027,016
Nebraska — .4%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	986,510
Nevada — 1.4%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	2,155,000	2,214,749
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	1,000,000	960,758
				3,175,507
New Hampshire — 1.2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	2,925,000	2,733,326
New Jersey — 4.6%
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	2,500,000	2,502,029
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW(g)	5.25	6/15/2040	110,000	111,319

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
New Jersey — 4.6% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW(g)	5.25	6/15/2040	1,590,000	1,609,066
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	655,000	661,463
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,250,000	1,251,164
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,250,000	1,361,060
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	1,000,000	1,104,438
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC(g)	5.50	12/15/2032	1,600,000	1,908,177
				10,508,716
New Mexico — .6%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.70	9/1/2054	1,400,000	1,424,831
New York — 10.0%
New York Liberty Development Corp., Revenue Bonds, (JFK International Airport Terminal) Refunding (Class 1-3 World Trade Center Project)(b)	5.00	11/15/2044	3,500,000	3,501,928
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2036	2,000,000	2,146,542
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	1,200,000	1,269,288

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
New York — 10.0% (continued)
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal)	5.63	4/1/2040	1,000,000	1,082,630
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000	1,039,254
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. A(b)	4.75	11/1/2042	2,000,000	1,957,414
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.60	11/15/2047	3,300,000	3,266,327
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	10.74	6/30/2060	2,150,000	2,284,994

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
New York — 10.0% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1181), (Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Ser. A1) Non- Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	2.89	5/15/2064	3,000,000	3,007,608
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	9.76	12/31/2054	2,100,000	2,261,231
Westchester County Local Development Corp., Revenue Bonds (Senior Learning Community)(b)	5.00	7/1/2041	1,000,000	1,027,023
				22,844,239
North Carolina — 1.9%
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,850,000	3,097,107
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	1,300,000	1,140,360
				4,237,467
Ohio — 9.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	6,665,000	6,112,175

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Ohio — 9.5% (continued)
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,980,000	1,998,844
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,500,000	2,550,651
Muskingum County, Revenue Bonds (Genesis Heathcare System Project)	5.00	2/15/2048	6,495,000	6,494,897
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	1,000,000	1,022,253
Tender Option Bond Trust Receipts (Series 2024- XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.18	6/1/2049	3,200,000	3,465,519
				21,644,339
Oklahoma — 2.2%
Tender Option Bond Trust Receipts (Series 2024- XM1163), (Oklahoma City Water Utilities Trust, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.04	7/1/2064	3,200,000	3,553,742
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2045	1,500,000	1,519,574
				5,073,316
Pennsylvania — 8.7%
Allentown City School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2033	1,455,000	1,554,464

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Pennsylvania — 8.7% (continued)
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2042	1,000,000	1,004,084
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2038	3,750,000	3,759,657
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000	2,214,002
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	3,000,000	3,011,782
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,000,000	975,843
Tender Option Bond Trust Receipts (Series 2022- XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds, Ser. A2) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.52	5/15/2053	2,300,000	2,236,968

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Pennsylvania — 8.7% (continued)
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	11.80	9/1/2053	2,400,000	2,699,373
Tender Option Bond Trust Receipts (Series 2024- XF1750), (Philadelphia Gas Works Co, Revenue Bonds (1998 General Ordiance) (Insured; ACE Guaranty Corp.) Ser. 17) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	10.84	8/1/2054	2,100,000	2,339,512
				19,795,685
Rhode Island — 1.8%
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	4.62	10/1/2048	4,000,000	4,072,683
South Carolina — 2.0%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	1,500,000	1,499,754
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Lutheran Homes of South Caroline Obligated Group)	5.13	5/1/2048	1,750,000	1,534,749
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,500,000	1,440,753
				4,475,256

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
South Dakota — 1.2%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.16	7/1/2046	2,680,000	2,728,734
Tennessee — .6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2048	1,250,000	1,374,969
Texas — 16.5%
Aldine Independent School District, GO (Insured: Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	990,946
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	5.00	6/15/2064	1,000,000	1,002,102
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	2,500,000	2,528,115
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	5.75	8/15/2033	1,000,000	1,015,221
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	3,500,000	3,546,970
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000	975,538

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Texas — 16.5% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured: Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000	1,009,845
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2040	1,500,000	1,660,396
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	2,000,000	1,981,892
Fort Bend County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2049	1,250,000	1,254,225
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	1,165,000	1,146,289
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2037	2,000,000	2,169,296
Houston Airport System, Revenue Bonds, Ser. A	4.00	7/1/2039	2,480,000	2,479,971
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	1,400,000	1,417,044
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000	984,956
Medina Valley Independent School District, GO (Insured: Permanent School Fund Guarantee Program)	4.00	2/15/2053	4,500,000	4,482,978
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	2,500,000	2,507,904

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Texas — 16.5% (continued)
Tarrant Country Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2044	1,375,000	1,481,145
Tender Option Bond Trust Receipts (Series 2024- XM1164), (Texas State University System, Revenue Bonds Refunding) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	2.89	3/15/2054	3,200,000	3,521,561
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000	1,524,799
				37,681,193
U.S. Related — 1.7%
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	211,359	146,464
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	164,238	163,748
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	147,628	146,116
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	126,704	124,462
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	172,269	165,985
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	179,157	170,885
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	91,331	92,362
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	181,259	189,710
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,178,318	2,351,507
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	173,199	193,202
				3,744,441
Utah — .9%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2042	1,000,000	1,018,184
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2048	1,000,000	1,020,419
				2,038,603

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Virginia — 2.2%
Tender Option Bond Trust Receipts (Series 2024- XM1176), (Virginia Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	9.37	9/1/2059	3,000,000	3,053,512
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	1,000,000	1,010,793
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,000,000	1,001,774
				5,066,079
Washington — 4.3%
Tender Option Bond Trust Receipts (Series 2024- XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding (Intermediate Lien) (Insured; Assured Guaranty Municipal Corp.) Ser. 2024A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	10.85	7/1/2049	2,500,000	2,687,936
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	1,000,000	907,388

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Washington — 4.3% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2042	5,000,000	5,000,294
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	1,000,000	1,109,201
				9,704,819
Wisconsin — 5.6%
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,200,000	1,302,137
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,315,000	1,426,660
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	2,695,597	2,874,028
Public Finance Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2042	5,000,000	5,000,829

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 151.1% (continued)
Wisconsin — 5.6% (continued)
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,000,000	1,066,254
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,102,667
				12,772,575
Total Investments (cost $336,655,349)			151.1%	344,168,964
Liabilities, Less Cash and Receivables			(51.1)%	(116,389,663)
Net Assets			100.0%	227,779,301

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
November 30, 2024, these securities amounted to $92,774,807 or 40.7% of net assets applicable to
Common Stockholders.

(c)	Non-income producing—security in default.
(d)
 The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to statement of investments.

Statement of Investments
BNY Mellon Municipal Bond Infrastructure Fund, Inc.
November 30, 2024 (Unaudited)

The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	344,168,964	—	344,168,964
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(43,455,000)	—	(43,455,000)
RVMTP Shares††	—	(75,000,000)	—	(75,000,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities, excluding short-term investment (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the

“Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Inverse Floater Securities:The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust

Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
At November 30, 2024, accumulated net unrealized appreciation on investments was $7,513,615, consisting of $14,990,612 gross unrealized appreciation and $7,476,997 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.